RECLAMATION BONDS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about reclamation bonds [Table Text Block]
	December 31, 2017	December 31, 2016
Australia - various properties	$-	$67,694
Sweden - various properties	12,625	8,043
Turkey - various properties	5,669	26,362
U.S.A - various properties	497,454	537,328
Total	$515,748	$639,427